Pay vs Performance Disclosure U_pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (CAP), as defined in Item 402(v), and Company performance.

	Summary Compensation		Average Summary Compensation Table Total for Non-PEO	Average	Value of Initial Fixed $100 Investment Based On:
Year (a)	Table Total for Principal Executive Officer (PEO) (b)[1]	Compensation Actually Paid to PEO[2] (c)	Named Executive Officers (NEOs)[1] (d)	Compensation Actually Paid to Non-PEO NEOs[2] (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return[3] (g)	Net Income (millions)[4] (h)	Adjusted EBITDAR (millions)[5] (i)
2024	$6,671,229	$5,293,694	$1,033,789	$708,507	$36	$134	$70	$446
2023	$8,167,699	$7,184,630	$1,114,979	$890,279	$43	$115	$80	$394
2022	$2,019,387	$(6,587,577)	$469,989	$(1,139,023)	$45	$90	$113	$377
2021	$14,746,711	$62,800,922	$2,112,920	$11,800,651	$90	$105	$(22)	$344

1.
The PEO for 2021, 2022, 2023, and 2024 is John Lai. The NEOs in 2024 are Jedidiah Gold, Mary Porter, Joseph Matheny, Markus Hartmann, and Mayra Chimienti. The NEOs in 2023 are Jedidiah Gold, Mary Porter, Mayra Chimienti, and Markus Hartmann. The NEOs in 2022 are Jedidiah Gold, Lisa Bossard Funk, Casey Lindsay, Mayra Chimienti, and Markus Hartmann. The NEOs for 2021 are Jedidiah Gold and Lisa Bossard Funk.
2.
The following adjustments relating to equity awards were made to total compensation for 2024 to determine compensation actually paid:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year that are Outstanding and Unvested as of Covered Year End	Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of Covered Year End	Fair Value of Awards Granted and Vesting During the Covered Year	Year-Over-Year Change in Value of Awards Granted in Prior Years that Vested During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
PEO 2024	$(3,999,999)	$4,105,893	$(1,156,456)	$-	$(326,972)	$—	$(1,377,535)
NEO 2024	$(395,033)	$333,598	$(83,625)	$11,119	$(140,543)	$(50,877)	$(325,282)

The valuation methodologies used to calculate fair values for each measurement date did not materially differ from those disclosed at the time of grant.

3.
Represents the cumulative TSR for the S&P Composite 1500 Consumer Services Index.
4.
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
5.
The Company believes Adjusted EBIDTAR is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBIDTAR is a non-GAAP measure. For definitions and reconciliation to the most directly comparable U.S. GAAP measure, see “Definitions and Reconciliations of Non-GAAP Financial Measures” in Appendix A. Adjusted EBITDAR is not a substitute for or superior to the comparable financial measure under GAAP.

Company Selected Measure Name	AdjustedEBITDAR
Named Executive Officers, Footnote	The PEO for 2021, 2022, 2023, and 2024 is John Lai. The NEOs in 2024 are Jedidiah Gold, Mary Porter, Joseph Matheny, Markus Hartmann, and Mayra Chimienti. The NEOs in 2023 are Jedidiah Gold, Mary Porter, Mayra Chimienti, and Markus Hartmann. The NEOs in 2022 are Jedidiah Gold, Lisa Bossard Funk, Casey Lindsay, Mayra Chimienti, and Markus Hartmann. The NEOs for 2021 are Jedidiah Gold and Lisa Bossard Funk.
Peer Group Issuers, Footnote	Represents the cumulative TSR for the S&P Composite 1500 Consumer Services Index.
PEO Total Compensation Amount	$ 6,671,229	$ 8,167,699	$ 2,019,387	$ 14,746,711
PEO Actually Paid Compensation Amount	$ 5,293,694	7,184,630	(6,587,577)	62,800,922
Adjustment To PEO Compensation, Footnote

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year that are Outstanding and Unvested as of Covered Year End	Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of Covered Year End	Fair Value of Awards Granted and Vesting During the Covered Year	Year-Over-Year Change in Value of Awards Granted in Prior Years that Vested During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
PEO 2024	$(3,999,999)	$4,105,893	$(1,156,456)	$-	$(326,972)	$—	$(1,377,535)
NEO 2024	$(395,033)	$333,598	$(83,625)	$11,119	$(140,543)	$(50,877)	$(325,282)

The valuation methodologies used to calculate fair values for each measurement date did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,033,789	1,114,979	469,989	2,112,920
Non-PEO NEO Average Compensation Actually Paid Amount	$ 708,507	890,279	(1,139,023)	11,800,651
Adjustment to Non-PEO NEO Compensation Footnote

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year that are Outstanding and Unvested as of Covered Year End	Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of Covered Year End	Fair Value of Awards Granted and Vesting During the Covered Year	Year-Over-Year Change in Value of Awards Granted in Prior Years that Vested During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
PEO 2024	$(3,999,999)	$4,105,893	$(1,156,456)	$-	$(326,972)	$—	$(1,377,535)
NEO 2024	$(395,033)	$333,598	$(83,625)	$11,119	$(140,543)	$(50,877)	$(325,282)

The valuation methodologies used to calculate fair values for each measurement date did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Financial Performance Measures

The most important (and only) financial performance measure used by the Company to link executive compensation actually paid to the Company’s PEO and NEOs, for the most recently completed fiscal year, to the Company’s performance is:

Adjusted EBITDAR

Total Shareholder Return Amount	$ 36	43	45	90
Peer Group Total Shareholder Return Amount	134	115	90	105
Net Income (Loss)	$ 70,000,000	$ 80,000,000	$ 113,000,000	$ (22,000,000)
Company Selected Measure Amount	446	394	377	344
PEO Name	John Lai	John Lai	John Lai	John Lai
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAR
Non-GAAP Measure Description
5.
The Company believes Adjusted EBIDTAR is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBIDTAR is a non-GAAP measure. For definitions and reconciliation to the most directly comparable U.S. GAAP measure, see “Definitions and Reconciliations of Non-GAAP Financial Measures” in Appendix A. Adjusted EBITDAR is not a substitute for or superior to the comparable financial measure under GAAP.

PEO
Pay vs Performance Disclosure
Equity Awards	$ (1,377,535)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Equity Awards	(3,999,999)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards	4,105,893
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards	(1,156,456)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Equity Awards	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Equity Awards	(326,972)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Equity Awards	0
Non-PEO NEO
Pay vs Performance Disclosure
Equity Awards	(325,282)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Equity Awards	(395,033)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards	333,598
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards	(83,625)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Equity Awards	11,119
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Equity Awards	(140,543)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Equity Awards	$ (50,877)